Contingent Payment - Summary of Contingent Payment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Contingent Liabilities In Business Combination [Abstract]
Contingent Payment, Beginning of Year	$ 132	$ 206
Re-measurement	164	50
Liabilities Settled or Payable	(153)	(124)
Contingent Payment, End of Year	143	132
Less: Current Portion	79	15
Long-Term Portion	$ 64	$ 117